Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories
Summary of inventories

	As of December 31,
	2024	2025
	RMB	RMB
Finished products	94,482	172,174
Raw materials and semi-finished products	57,272	61,215
Inventories	151,754	233,389